Property, plant and equipment (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, plant and equipment:
Property, plant and equipment, beginning of period	SFr 4,259	SFr 5,116
Property, plant and equipment, end of period	3,376	4,259	SFr 5,116
Acquisition Cost
Property, plant and equipment:
Property, plant and equipment, beginning of period	13,602	12,666
Additions	801	936
Disposals	(31)
Property, plant and equipment, end of period	14,372	13,602	12,666
Accumulated depreciation
Property, plant and equipment:
Property, plant and equipment, beginning of period	(9,343)	(7,550)
Depreciation expense	(1,672)	(1,793)	(1,900)
Disposals	19
Property, plant and equipment, end of period	(10,996)	(9,343)	(7,550)
Furniture
Property, plant and equipment:
Property, plant and equipment, beginning of period	126	159
Property, plant and equipment, end of period	97	126	159
Furniture | Acquisition Cost
Property, plant and equipment:
Property, plant and equipment, beginning of period	285	265
Additions	24	20
Disposals	0
Property, plant and equipment, end of period	309	285	265
Furniture | Accumulated depreciation
Property, plant and equipment:
Property, plant and equipment, beginning of period	(159)	(106)
Depreciation expense	(53)	(53)
Property, plant and equipment, end of period	(212)	(159)	(106)
IT Equipment
Property, plant and equipment:
Property, plant and equipment, beginning of period	310	438
Property, plant and equipment, end of period	317	310	438
IT Equipment | Acquisition Cost
Property, plant and equipment:
Property, plant and equipment, beginning of period	1,909	1,754
Additions	278	151
Transfers		4
Disposals	(19)
Property, plant and equipment, end of period	2,168	1,909	1,754
IT Equipment | Accumulated depreciation
Property, plant and equipment:
Property, plant and equipment, beginning of period	(1,599)	(1,316)
Depreciation expense	(271)	(283)
Disposals	19
Property, plant and equipment, end of period	(1,851)	(1,599)	(1,316)
Lab Equipment
Property, plant and equipment:
Property, plant and equipment, beginning of period	2,748	3,403
Property, plant and equipment, end of period	2,132	2,748	3,403
Lab Equipment | Acquisition Cost
Property, plant and equipment:
Property, plant and equipment, beginning of period	9,765	9,142
Additions	468	576
Transfers		47
Disposals	0
Property, plant and equipment, end of period	10,233	9,765	9,142
Lab Equipment | Accumulated depreciation
Property, plant and equipment:
Property, plant and equipment, beginning of period	(7,017)	(5,739)
Depreciation expense	(1,084)	(1,278)
Property, plant and equipment, end of period	(8,101)	(7,017)	(5,739)
Leasehold Improvements
Property, plant and equipment:
Property, plant and equipment, beginning of period	1,072	421
Property, plant and equipment, end of period	830	1,072	421
Leasehold Improvements | Acquisition Cost
Property, plant and equipment:
Property, plant and equipment, beginning of period	1,640	810
Additions	31	184
Transfers	3	646
Disposals	(12)
Property, plant and equipment, end of period	1,662	1,640	810
Leasehold Improvements | Accumulated depreciation
Property, plant and equipment:
Property, plant and equipment, beginning of period	(568)	(389)
Depreciation expense	(264)	(179)
Property, plant and equipment, end of period	(832)	(568)	(389)
Assets under construction
Property, plant and equipment:
Property, plant and equipment, beginning of period	3	695
Property, plant and equipment, end of period		3	695
Assets under construction | Acquisition Cost
Property, plant and equipment:
Property, plant and equipment, beginning of period	3	695
Additions		5
Transfers	(3)	(697)
Disposals	0
Property, plant and equipment, end of period		SFr 3	SFr 695
Laboratory and IT equipment
Property, plant and equipment:
Additions	SFr 700
Percentage of increase in equipment	6.00%